United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2022

Date of reporting period: March 31, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.03%
Communication Services - 13.39%
Entertainment - 13.39%
ROBLOX Corp., Class AA	158,436	$7,326,081
Roku, Inc.A	247,463	30,999,690
Sea Ltd., ADRA	47,458	5,684,994
Spotify Technology SAA	124,058	18,735,239

		62,746,004

Total Communication Services		62,746,004

Consumer Discretionary - 12.54%
Automobiles - 9.45%
Tesla, Inc.A	41,071	44,258,110

Diversified Consumer Services - 0.74%
2U, Inc.A	262,412	3,484,831

Hotels, Restaurants & Leisure - 2.35%
DraftKings, Inc., Class AA B	565,129	11,003,062

Total Consumer Discretionary		58,746,003

Financials - 9.40%
Capital Markets - 9.40%
Coinbase Global, Inc., Class AA	176,897	33,585,664
Robinhood Markets, Inc., Class AA B	772,850	10,441,204

		44,026,868

Total Financials		44,026,868

Health Care - 29.41%
Biotechnology - 14.61%
CRISPR Therapeutics AGA B	264,098	16,577,431
Exact Sciences Corp.A	337,887	23,625,059
Intellia Therapeutics, Inc.A	248,522	18,060,094
Organovo Holdings, Inc.A	3,181	11,961
Twist Bioscience Corp.A	92,709	4,577,970
Veracyte, Inc.A	204,593	5,640,629

		68,493,144

Health Care Equipment & Supplies - 0.57%
Cerus Corp.A	486,398	2,670,325

Health Care Providers & Services - 3.88%
Invitae Corp.A	1,135,828	9,052,549
Signify Health, Inc., Class AA	502,279	9,116,364

		18,168,913

Health Care Technology - 7.63%
Teladoc Health, Inc.A B	495,500	35,740,415

Life Sciences Tools & Services - 2.72%
10X Genomics, Inc., Class AA	94,672	7,201,699
Compugen Ltd.A B	197,345	635,451
Pacific Biosciences of California, Inc.A	538,323	4,898,739

		12,735,889

Total Health Care		137,808,686

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.03% (continued)
Industrials - 0.89%
Road & Rail - 0.89%
TuSimple Holdings, Inc., Class AA	341,069	$4,161,042

Information Technology - 31.20%
IT Services - 13.04%
Block, Inc.A	197,973	26,845,139
Shopify, Inc., Class AA	19,507	13,185,952
Twilio, Inc., Class AA	127,819	21,065,849

		61,096,940

Software - 17.32%
Materialise NV, ADRA	106,689	2,064,432
PagerDuty, Inc.A	297,162	10,159,969
UiPath, Inc., Class AA	726,168	15,677,967
Unity Software, Inc.A	232,431	23,059,479
Zoom Video Communications, Inc., Class AA	257,730	30,213,688

		81,175,535

Technology Hardware, Storage & Peripherals - 0.84%
Stratasys Ltd.A	154,794	3,930,220

Total Information Technology		146,202,695

Materials - 1.20%
Chemicals - 1.20%
Ginkgo Bioworks Holdings, Inc.A B	1,400,506	5,644,039

Total Common Stocks (Cost $711,404,059)		459,335,337

SHORT-TERM INVESTMENTS - 1.91% (Cost $8,967,220)
Investment Companies - 1.91%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	8,967,220	8,967,220

SECURITIES LENDING COLLATERAL - 3.87% (Cost $18,140,899)
Investment Companies - 3.87%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	18,140,899	18,140,899

TOTAL INVESTMENTS - 103.81% (Cost $738,512,178)		486,443,456
LIABILITIES, NET OF OTHER ASSETS - (3.81%)		(17,863,567)

TOTAL NET ASSETS - 100.00%		$468,579,889

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$459,335,337	$—	$—	$459,335,337
Short-Term Investments	8,967,220	—	—	8,967,220
Securities Lending Collateral	18,140,899	—	—	18,140,899

Total Investments in Securities - Assets	$486,443,456	$—	$—	$486,443,456

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.61%
Communication Services - 16.58%
Diversified Telecommunication Services - 4.28%
AT&T, Inc.	483,900	$11,434,557

Entertainment - 8.73%
Lions Gate Entertainment Corp., Class AA	24,200	393,250
Lions Gate Entertainment Corp., Class BA	1,078,700	16,212,861
Walt Disney Co.A	48,950	6,713,982

		23,320,093

Interactive Media & Services - 3.57%
Alphabet, Inc., Class CA	3,410	9,524,096

Total Communication Services		44,278,746

Consumer Discretionary - 16.86%
Automobiles - 4.56%
General Motors Co.A	278,500	12,181,590

Household Durables - 2.87%
Mohawk Industries, Inc.A	61,670	7,659,414

Specialty Retail - 4.87%
Urban Outfitters, Inc.A	517,900	13,004,469

Textiles, Apparel & Luxury Goods - 4.56%
Hanesbrands, Inc.	816,800	12,162,152

Total Consumer Discretionary		45,007,625

Consumer Staples - 9.87%
Beverages - 4.89%
Coca-Cola Co.	210,900	13,075,800

Food & Staples Retailing - 4.98%
Walgreens Boots Alliance, Inc.	296,900	13,292,213

Total Consumer Staples		26,368,013

Energy - 1.78%
Oil, Gas & Consumable Fuels - 1.78%
Devon Energy Corp.	80,270	4,746,365

Financials - 14.37%
Banks - 9.16%
Bank of America Corp.	285,900	11,784,798
Regions Financial Corp.	569,200	12,670,392

		24,455,190

Diversified Financial Services - 5.21%
Berkshire Hathaway, Inc., Class BA	39,420	13,911,712

Total Financials		38,366,902

Health Care - 5.27%
Pharmaceuticals - 5.27%
Merck & Co., Inc.	171,500	14,071,575

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.61% (continued)
Industrials - 8.17%
Air Freight & Logistics - 4.20%
FedEx Corp.	48,480	$11,217,787

Machinery - 3.97%
Westinghouse Air Brake Technologies Corp.	110,100	10,588,317

Total Industrials		21,806,104

Information Technology - 7.42%
Communications Equipment - 1.01%
Infinera Corp.A	310,934	2,695,798

Electronic Equipment, Instruments & Components - 3.15%
Corning, Inc.	227,800	8,408,098

Semiconductors & Semiconductor Equipment - 3.26%
Micron Technology, Inc.	111,775	8,706,155

Total Information Technology		19,810,051

Materials - 15.29%
Chemicals - 10.29%
Axalta Coating Systems Ltd.A	496,800	12,211,344
DuPont de Nemours, Inc.	77,867	5,729,454
International Flavors & Fragrances, Inc.	72,741	9,553,075

		27,493,873

Containers & Packaging - 5.00%
Graphic Packaging Holding Co.	666,000	13,346,640

Total Materials		40,840,513

Total Common Stocks (Cost $237,235,022)		255,295,894

EXCHANGE-TRADED INSTRUMENTS - 1.00% (Cost $2,568,440)
Exchange-Traded Funds - 1.00%
SPDR S&P 500 ETF Trust	5,900	2,664,676

SHORT-TERM INVESTMENTS - 2.82% (Cost $7,548,857)
Investment Companies - 2.82%
American Beacon U.S. Government Money Market Select Fund, 0.10%B C	7,548,857	7,548,857

TOTAL INVESTMENTS - 99.43% (Cost $247,352,319)		265,509,427
OTHER ASSETS, NET OF LIABILITIES - 0.57%		1,509,952

TOTAL NET ASSETS - 100.00%		$267,019,379

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ETF - Exchange-Traded Fund.

S&P - Standard & Poor’s 500 Index.

SPDR - Standard & Poor’s Depositary Receipt.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$255,295,894	$—	$—	$255,295,894
Exchange-Traded Instruments	2,664,676	—	—	2,664,676
Short-Term Investments	7,548,857	—	—	7,548,857

Total Investments in Securities - Assets	$265,509,427	$—	$—	$265,509,427

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.73%
Communication Services - 17.18%
Entertainment - 17.18%
IMAX Corp.A	10,300	$194,979
Liberty Media Corp.-Liberty Braves, Class CA B	26,400	736,824
Lions Gate Entertainment Corp., Class BA	54,600	820,638
Madison Square Garden Sports Corp.A	4,700	842,992

		2,595,433

Total Communication Services		2,595,433

Consumer Discretionary - 16.98%
Household Durables - 2.39%
Mohawk Industries, Inc.A	2,900	360,180

Specialty Retail - 4.92%
Urban Outfitters, Inc.A	29,600	743,256

Textiles, Apparel & Luxury Goods - 9.67%
Carter’s, Inc.	7,900	726,721
Hanesbrands, Inc.	49,300	734,077

		1,460,798

Total Consumer Discretionary		2,564,234

Consumer Staples - 8.95%
Food Products - 8.95%
Ingredion, Inc.	7,400	644,910
TreeHouse Foods, Inc.A	21,912	706,881

		1,351,791

Total Consumer Staples		1,351,791

Energy - 1.84%
Oil, Gas & Consumable Fuels - 1.84%
Devon Energy Corp.	4,704	278,148

Financials - 8.88%
Banks - 8.88%
Cadence Bank	23,490	687,317
Regions Financial Corp.	29,400	654,444

		1,341,761

Total Financials		1,341,761

Health Care - 10.40%
Health Care Equipment & Supplies - 7.67%
Ortho Clinical Diagnostics Holdings PLC, Class HA	34,700	647,502
Varex Imaging Corp.A	24,000	510,960

		1,158,462

Health Care Technology - 2.73%
Allscripts Healthcare Solutions, Inc.A	18,300	412,116

Total Health Care		1,570,578

Industrials - 10.03%
Aerospace & Defense - 5.96%
BWX Technologies, Inc.	16,700	899,462

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.73% (continued)
Industrials - 10.03% (continued)
Machinery - 4.07%
Westinghouse Air Brake Technologies Corp.	6,400	$615,488

Total Industrials		1,514,950

Information Technology - 6.77%
Communications Equipment - 6.00%
Ciena Corp.A	3,300	200,079
Infinera Corp.A	81,500	706,605

		906,684

IT Services - 0.77%
Evo Payments, Inc., Class AA	5,000	115,450

Total Information Technology		1,022,134

Materials - 16.70%
Chemicals - 8.96%
Axalta Coating Systems Ltd.A	29,100	715,278
Ecovyst, Inc.	55,237	638,540

		1,353,818

Containers & Packaging - 5.12%
Graphic Packaging Holding Co.	38,600	773,544

Metals & Mining - 2.62%
Compass Minerals International, Inc.	6,305	395,891

Total Materials		2,523,253

Total Common Stocks (Cost $14,456,469)		14,762,282

SHORT-TERM INVESTMENTS - 2.56% (Cost $387,382)
Investment Companies - 2.56%
American Beacon U.S. Government Money Market Select Fund, 0.10%C D	387,382	387,382

TOTAL INVESTMENTS - 100.29% (Cost $14,843,851)		15,149,664
LIABILITIES, NET OF OTHER ASSETS - (0.29%)		(44,284)

TOTAL NET ASSETS - 100.00%		$15,105,380

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Tracking Stock—A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$14,762,282	$—	$—	$14,762,282
Short-Term Investments	387,382	—	—	387,382

Total Investments in Securities - Assets	$15,149,664	$—	$—	$15,149,664

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 97.93%
COMMON STOCKS - 0.87% (Cost $1,149,186)
Consumer Staples - 0.87%
Food Products - 0.87%
Bunge Ltd.	12,305	$1,363,517

CONVERTIBLE PREFERRED STOCKS - 5.60%
Financials - 1.13%
Capital Markets - 0.72%
Cowen, Inc., Series AA	930	1,130,824

Diversified Financial Services - 0.41%
Ready Capital Corp., 7.000%, Due 8/15/2023	24,242	644,837

Total Financials		1,775,661

Industrials - 1.35%
Construction & Engineering - 1.11%
Fluor Corp.A B	1,210	1,739,181

Machinery - 0.24%
RBC Bearings, Inc., Series A, 5.000%, Due 10/15/2024	3,847	382,892

Total Industrials		2,122,073

Information Technology - 0.73%
Technology Hardware, Storage & Peripherals - 0.73%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)A	767	1,143,520

Materials - 0.61%
Chemicals - 0.61%
Lyondellbasell Advanced Polymers, Inc.A	1,026	952,128

Real Estate - 1.33%
Diversified Financial Services - 0.52%
AMG Capital Trust, 5.150%, Due 10/15/2037C	15,520	818,214

Equity Real Estate Investment Trusts (REITs) - 0.81%
New York Community Capital Trust, 6.000%, Due 11/1/2051	25,467	1,259,117

Total Real Estate		2,077,331

Utilities - 0.45%
Electric Utilities - 0.45%
Algonquin Power & Utilities Corp., 7.750%, Due 6/15/2024	14,183	702,910

Total Convertible Preferred Stocks (Cost $8,221,171)		8,773,623

PREFERRED STOCKS - 4.21%
Financials - 4.21%
Mortgage Real Estate Investment Trusts (REITs) - 4.21%
AGNC Investment Corp., Series F, 6.125%, (3 mo. USD LIBOR + 4.697%)A D	27,357	638,239
Arbor Realty Trust, Inc., Series F, 6.250%, (SOFR + 5.440%)A D	53,940	1,320,990
Chimera Investment Corp., Series B, 8.000%, (3 mo. USD LIBOR + 5.791%)A D	31,429	781,011
Granite Point Mortgage Trust, Inc., Series A, 7.000%, (SOFR + 5.830%)A D	36,031	861,141
MFA Financial, Inc., Series C, 6.500%, (3 mo. USD LIBOR + 5.345%)A D	56,098	1,278,473

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 97.93% (continued)
PREFERRED STOCKS - 4.21% (continued)
Financials - 4.21% (continued)
Mortgage Real Estate Investment Trusts (REITs) - 4.21% (continued)
New Residential Investment Corp., Series C, 6.375%, (3 mo. USD LIBOR + 4.969%)A D	54,569	$1,176,508
New York Mortgage Trust, Inc., Series F, 6.875%, (SOFR + 6.130%)A D	23,304	536,225

		6,592,587

Total Financials		6,592,587

Total Preferred Stocks (Cost $6,800,051)		6,592,587

	Principal Amount
CONVERTIBLE OBLIGATIONS - 76.37%
Communications - 10.15%
Internet - 7.78%
Groupon, Inc., 1.125%, Due 3/15/2026B C	$695,000	547,499
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051B E	2,075,000	1,700,698
Magnite, Inc., 0.250%, Due 3/15/2026C	1,949,000	1,539,931
Perficient, Inc., 0.125%, Due 11/15/2026B C	1,117,000	998,040
Q2 Holdings, Inc., 0.125%, Due 11/15/2025C	1,427,000	1,225,080
Snap, Inc., Due 5/1/2027B C F	1,294,000	1,102,488
Spotify USA, Inc., Due 3/15/2026C F	1,332,000	1,135,038
Upwork, Inc., 0.250%, Due 8/15/2026B C	1,827,000	1,491,745
Wayfair, Inc., 0.625%, Due 10/1/2025C	1,304,000	1,070,584
Zillow Group, Inc., 2.750%, Due 5/15/2025C	1,211,000	1,366,614

		12,177,717

Media - 1.56%
Cable One, Inc., 1.125%, Due 3/15/2028C	1,432,000	1,280,208
DISH Network Corp., 3.375%, Due 8/15/2026C	1,297,000	1,166,651

		2,446,859

Telecommunications - 0.81%
Infinera Corp., 2.125%, Due 9/1/2024C	1,125,000	1,266,750

Total Communications		15,891,326

Consumer, Cyclical - 5.78%
Airlines - 0.83%
Southwest Airlines Co., 1.250%, Due 5/1/2025C	530,000	719,210
Spirit Airlines, Inc., 1.000%, Due 5/15/2026C	653,000	585,741

		1,304,951

Home Builders - 0.80%
Winnebago Industries, Inc., 1.500%, Due 4/1/2025C	1,147,000	1,250,804

Leisure Time - 1.95%
Callaway Golf Co., 2.750%, Due 5/1/2026C	572,000	861,575
NCL Corp. Ltd., 2.500%, Due 2/15/2027B C	932,000	889,594
Royal Caribbean Cruises Ltd., 4.250%, Due 6/15/2023C	993,000	1,297,156

		3,048,325

Lodging - 0.66%
Marcus Corp., 5.000%, Due 9/15/2025B C	575,000	1,040,031

Retail - 1.54%
Burlington Stores, Inc., 2.250%, Due 4/15/2025C	1,007,000	1,149,868
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026C	603,000	539,685

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 97.93% (continued)
CONVERTIBLE OBLIGATIONS - 76.37% (continued)
Consumer, Cyclical - 5.78% (continued)
Retail - 1.54% (continued)
Patrick Industries, Inc., 1.750%, Due 12/1/2028B C	$803,000	$718,685

		2,408,238

Total Consumer, Cyclical		9,052,349

Consumer, Non-Cyclical - 13.72%
Biotechnology - 4.31%
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027C	1,813,000	1,579,576
Innoviva, Inc., 2.125%, Due 1/15/2023C	1,388,000	1,532,873
Insmed, Inc., 0.750%, Due 6/1/2028C	1,632,000	1,573,248
Ligand Pharmaceuticals, Inc., 0.750%, Due 5/15/2023C	945,000	918,422
Travere Therapeutics, Inc., 2.500%, Due 9/15/2025C	1,114,000	1,152,990

		6,757,109

Commercial Services - 4.26%
Chegg, Inc., Due 9/1/2026C F	2,067,000	1,688,739
i3 Verticals LLC, 1.000%, Due 2/15/2025C	968,000	949,898
Marathon Digital Holdings, Inc., 1.000%, Due 12/1/2026B C	2,336,000	1,648,048
Sabre GLBL, Inc., 4.000%, Due 4/15/2025C	704,000	1,154,912
Stride, Inc., 1.125%, Due 9/1/2027C	1,233,000	1,223,136

		6,664,733

Cosemetics/Personal Care - 0.87%
Beauty Health Co., 1.250%, Due 10/1/2026B C	1,508,000	1,368,123

Food - 0.67%
Chefs’ Warehouse, Inc., 1.875%, Due 12/1/2024C	997,000	1,044,358

Health Care - Products - 2.00%
Alphatec Holdings, Inc., 0.750%, Due 8/1/2026B C	432,000	412,020
Exact Sciences Corp., 0.375%, Due 3/15/2027C	1,723,000	1,625,004
Haemonetics Corp., Due 3/1/2026C F	1,307,000	1,094,925

		3,131,949

Pharmaceuticals - 1.61%
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026C	1,110,000	1,101,453
Jazz Investments Ltd., 1.500%, Due 8/15/2024C	1,398,000	1,425,960

		2,527,413

Total Consumer, Non-Cyclical		21,493,685

Energy - 4.76%
Energy - Alternate Sources - 2.33%
Array Technologies, Inc., 1.000%, Due 12/1/2028B C	1,488,000	1,128,648
Enphase Energy, Inc., Due 3/1/2028C F	1,662,000	1,726,818
Sunnova Energy International, Inc., 0.250%, Due 12/1/2026B C	880,000	788,040

		3,643,506

Oil & Gas - 2.43%
Centennial Resource Production LLC, 3.250%, Due 4/1/2028C	1,136,000	1,720,127
Helix Energy Solutions Group, Inc.,
4.125%, Due 9/15/2023C	412,000	422,483
6.750%, Due 2/15/2026C	588,000	670,732
Pioneer Natural Resources Co., 0.250%, Due 5/15/2025	418,000	992,541

		3,805,883

Total Energy		7,449,389

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 97.93% (continued)
CONVERTIBLE OBLIGATIONS - 76.37% (continued)
Financial - 18.74%
Diversified Financial Services - 4.19%
Coinbase Global, Inc., 0.500%, Due 6/1/2026B C	$1,275,000	$1,187,025
LendingTree, Inc., 0.500%, Due 7/15/2025C	1,805,000	1,477,844
PRA Group, Inc., 3.500%, Due 6/1/2023C	973,000	1,076,381
SoFi Technologies, Inc., Due 10/15/2026B C F	1,063,000	857,735
Upstart Holdings, Inc., 0.250%, Due 8/15/2026B C	860,000	729,366
WisdomTree Investments, Inc.,
4.250%, Due 6/15/2023C	898,000	1,023,720
3.250%, Due 6/15/2026B	219,000	207,283

		6,559,354

Insurance - 1.13%
MGIC Investment Corp., 9.000%, Due 4/1/2063B	1,331,000	1,776,885

Real Estate - 1.10%
Realogy Group LLC / Realogy Co-Issuer Corp., 0.250%, Due 6/15/2026B C	1,204,000	1,097,145
Redfin Corp., 0.500%, Due 4/1/2027B C	935,000	625,048

		1,722,193

REITS - 12.32%
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023C	2,213,000	2,201,935
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027	206,000	202,910
Granite Point Mortgage Trust, Inc.,
5.625%, Due 12/1/2022B C	1,928,000	1,909,925
6.375%, Due 10/1/2023C	1,320,000	1,300,200
iStar, Inc., 3.125%, Due 9/15/2022C	399,000	677,502
MFA Financial, Inc., 6.250%, Due 6/15/2024C	2,553,000	2,564,169
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026C	1,235,000	1,415,928
PennyMac Corp.,
5.500%, Due 11/1/2024C	2,681,000	2,652,514
5.500%, Due 3/15/2026	827,000	789,268
Redwood Trust, Inc., 5.625%, Due 7/15/2024C	1,652,000	1,639,616
RWT Holdings, Inc., 5.750%, Due 10/1/2025C	719,000	699,677
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026C	1,473,000	1,540,758
Two Harbors Investment Corp., 6.250%, Due 1/15/2026C	1,712,000	1,692,740

		19,287,142

Total Financial		29,345,574

Industrial - 5.47%
Aerospace/Defense - 0.47%
Kaman Corp., 3.250%, Due 5/1/2024C	719,000	737,910

Electronics - 1.41%
GoPro, Inc., 1.250%, Due 11/15/2025B C	474,000	552,091
II-VI, Inc., 0.250%, Due 9/1/2022C	536,000	827,316
OSI Systems, Inc., 1.250%, Due 9/1/2022C	825,000	831,703

		2,211,110

Machinery - Construction & Mining - 0.52%
Bloom Energy Corp., 2.500%, Due 8/15/2025C	488,000	805,834

Transportation - 2.09%
Air Transport Services Group, Inc., 1.125%, Due 10/15/2024C	1,403,000	1,662,625
CryoPort, Inc., 0.750%, Due 12/1/2026B C	2,048,000	1,613,824

		3,276,449

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 97.93% (continued)
CONVERTIBLE OBLIGATIONS - 76.37% (continued)
Industrial - 5.47% (continued)
Trucking & Leasing - 0.98%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028B C	$1,330,000	$1,535,727

Total Industrial		8,567,030

Technology - 16.61%
Computers - 0.70%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026C	411,000	476,300
Mitek Systems, Inc., 0.750%, Due 2/1/2026B C	621,000	617,118

		1,093,418

Semiconductors - 1.16%
Impinj, Inc., 1.125%, Due 5/15/2027B C	753,000	706,408
MACOM Technology Solutions Holdings, Inc., 0.250%, Due 3/15/2026B C	735,000	746,484
Wolfspeed, Inc., 0.250%, Due 2/15/2028B C	316,000	358,068

		1,810,960

Software - 14.75%
8x8, Inc., 0.500%, Due 2/1/2024C	1,084,000	998,906
Avaya Holdings Corp., 2.250%, Due 6/15/2023C	789,000	764,147
Bandwidth, Inc., 0.500%, Due 4/1/2028B C	1,254,000	821,997
Bentley Systems, Inc., 0.375%, Due 7/1/2027B C	1,165,000	1,011,220
BigCommerce Holdings, Inc., 0.250%, Due 10/1/2026B C	1,414,000	1,072,943
Ceridian HCM Holding, Inc., 0.250%, Due 3/15/2026C	1,645,000	1,434,440
DigitalOcean Holdings, Inc., Due 12/1/2026B C F	1,510,000	1,197,430
Envestnet, Inc., 0.750%, Due 8/15/2025B C	1,164,000	1,130,535
Everbridge, Inc., 0.125%, Due 12/15/2024C	854,000	765,563
Fastly, Inc., Due 3/15/2026F	1,025,000	765,163
Jamf Holding Corp., 0.125%, Due 9/1/2026B C	660,000	653,772
LivePerson, Inc., Due 12/15/2026C F	1,513,000	1,199,169
MicroStrategy, Inc., Due 2/15/2027F	2,388,000	1,705,934
New Relic, Inc., 0.500%, Due 5/1/2023C	1,277,000	1,280,192
Porch Group, Inc., 0.750%, Due 9/15/2026B C	932,000	617,450
Progress Software Corp., 1.000%, Due 4/15/2026B C	1,186,000	1,178,884
RingCentral, Inc., Due 3/15/2026C F	912,000	746,016
Splunk, Inc., 1.125%, Due 6/15/2027C	948,000	905,340
Unity Software, Inc., Due 11/15/2026B C F	1,506,000	1,235,673
Verint Systems, Inc., 0.250%, Due 4/15/2026B C	1,330,000	1,386,901
Workiva, Inc., 1.125%, Due 8/15/2026C	692,000	1,112,823
Ziff Davis, Inc., 1.750%, Due 11/1/2026B C	994,000	1,120,735

		23,105,233

Total Technology		26,009,611

Utilities - 1.14%
Electric - 1.14%
NRG Energy, Inc., 2.750%, Due 6/1/2048C E	1,623,000	1,778,788

Total Convertible Obligations (Cost $121,832,180)		119,587,752

FOREIGN CONVERTIBLE OBLIGATIONS - 1.30%
Financial - 0.85%
Financial Services - 0.85%
Encore Capital Europe Finance Ltd., 4.500%, Due 9/1/2023C	894,000	1,337,424

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 97.93% (continued)
FOREIGN CONVERTIBLE OBLIGATIONS - 1.30% (continued)
Industrial - 0.45%
Transportation - 0.45%
SFL Corp. Ltd., 4.875%, Due 5/1/2023C	$693,000	$703,395

Total Foreign Convertible Obligations (Cost $1,604,478)		2,040,819

	Shares
EXCHANGE-TRADED INSTRUMENTS - 0.38% (Cost $554,625)
Exchange-Traded Funds - 0.38%
ProShares Short 20+ Year TreasuryG	33,304	589,148

SHORT-TERM INVESTMENTS - 9.20% (Cost $14,407,650)
Investment Companies - 9.20%
American Beacon U.S. Government Money Market Select Fund, 0.10%H I	14,407,650	14,407,650

TOTAL SECURITIES HELD LONG (Cost $154,569,341)		153,355,096

SECURITIES SOLD SHORT - (24.31%)
COMMON STOCKS - (24.31%)
Communication Services - (1.86%)
Diversified Telecommunication Services - (0.04%)
Bandwidth, Inc., Class AG	(2,007)	(65,007)

Entertainment - (0.59%)
Marcus Corp.G	(46,686)	(826,342)
Spotify Technology SAG	(615)	(92,877)

		(919,219)

Interactive Media & Services - (0.69%)
Snap, Inc., Class AG	(6,427)	(231,308)
TripAdvisor, Inc.G	(7,428)	(201,447)
Ziff Davis, Inc.G	(6,710)	(649,394)

		(1,082,149)

Media - (0.54%)
Cable One, Inc.	(340)	(497,842)
DISH Network Corp., Class AG	(8,368)	(264,847)
Magnite, Inc.G	(6,107)	(80,673)

		(843,362)

Total Communication Services		(2,909,737)

Consumer Discretionary - (2.63%)
Auto Components - (0.17%)
Patrick Industries, Inc.	(4,417)	(266,345)

Automobiles - (0.33%)
Winnebago Industries, Inc.	(9,709)	(524,577)

Diversified Consumer Services - (0.41%)
Chegg, Inc.G	(4,226)	(153,319)
Stride, Inc.G	(13,604)	(494,234)

		(647,553)

Hotels, Restaurants & Leisure - (0.77%)
Cheesecake Factory, Inc.G	(3,055)	(121,558)
Norwegian Cruise Line Holdings Ltd.G	(14,446)	(316,079)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (24.31%) (continued)
COMMON STOCKS - (24.31%) (continued)
Consumer Discretionary - (2.63%) (continued)
Hotels, Restaurants & Leisure - (0.77%) (continued)
Royal Caribbean Cruises Ltd.G	(9,091)	$(761,644)

		(1,199,281)

Household Durables - (0.20%)
GoPro, Inc., Class AG	(36,735)	(313,350)

Internet & Direct Marketing Retail - (0.12%)
Groupon, Inc.G	(1,824)	(35,075)
Porch Group, Inc.G	(11,184)	(77,673)
Wayfair, Inc., Class AG	(652)	(72,229)

		(184,977)

Leisure Products - (0.31%)
Callaway Golf Co.G	(20,641)	(483,412)

Specialty Retail - (0.32%)
Burlington Stores, Inc.G	(2,746)	(500,239)

Total Consumer Discretionary		(4,119,734)

Consumer Staples - (1.35%)
Food & Staples Retailing - (0.25%)
Chefs’ Warehouse, Inc.G	(12,163)	(396,514)

Food Products - (0.87%)
Bunge Ltd.	(12,246)	(1,356,979)

Personal Products - (0.23%)
Beauty Health Co.G	(21,363)	(360,608)

Total Consumer Staples		(2,114,101)

Energy - (1.53%)
Energy Equipment & Services - (0.13%)
Helix Energy Solutions Group, Inc.G	(43,320)	(207,070)

Oil, Gas & Consumable Fuels - (1.40%)
Centennial Resource Development, Inc., Class AG	(144,583)	(1,166,785)
Pioneer Natural Resources Co.	(3,679)	(919,860)
SFL Corp. Ltd.	(9,900)	(100,782)

		(2,187,427)

Total Energy		(2,394,497)

Financials - (2.17%)
Capital Markets - (0.99%)
Affiliated Managers Group, Inc.	(797)	(112,337)
Coinbase Global, Inc., Class AG	(1,180)	(224,035)
Cowen, Inc., Class A	(25,315)	(686,036)
WisdomTree Investments, Inc.	(91,342)	(536,178)

		(1,558,586)

Consumer Finance - (1.18%)
Encore Capital Group, Inc.G	(17,125)	(1,074,251)
LendingTree, Inc.G	(441)	(52,775)
PRA Group, Inc.G	(9,925)	(447,419)
SoFi Technologies, Inc.G	(14,320)	(135,324)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (24.31%) (continued)
COMMON STOCKS - (24.31%) (continued)
Financials - (2.17%) (continued)
Consumer Finance - (1.18%) (continued)
Upstart Holdings, Inc.G	(1,204)	$(131,344)

		(1,841,113)

Total Financials		(3,399,699)

Health Care - (2.35%)
Biotechnology - (1.49%)
Coherus Biosciences, Inc.G	(35,520)	(458,563)
Exact Sciences Corp.G	(5,863)	(409,941)
Halozyme Therapeutics, Inc.G	(9,766)	(389,468)
Insmed, Inc.G	(29,986)	(704,671)
Ligand Pharmaceuticals, Inc.G	(379)	(42,634)
Travere Therapeutics, Inc.G	(12,964)	(334,082)

		(2,339,359)

Health Care Equipment & Supplies - (0.29%)
Alphatec Holdings, Inc.G	(12,960)	(149,040)
CryoPort, Inc.G	(6,080)	(212,253)
Haemonetics Corp.G	(1,488)	(94,071)

		(455,364)

Pharmaceuticals - (0.57%)
Innoviva, Inc.G	(31,600)	(611,460)
Jazz Pharmaceuticals PLCG	(1,771)	(275,692)

		(887,152)

Total Health Care		(3,681,875)

Industrials - (3.12%)
Aerospace & Defense - (0.09%)
Kaman Corp.	(3,365)	(146,310)

Air Freight & Logistics - (0.56%)
Air Transport Services Group, Inc.G	(26,334)	(880,872)

Airlines - (0.35%)
Southwest Airlines Co.G	(9,329)	(427,268)
Spirit Airlines, Inc.G	(5,343)	(116,852)

		(544,120)

Construction & Engineering - (0.74%)
Fluor Corp.G	(40,194)	(1,153,166)

Electrical Equipment - (0.58%)
Array Technologies, Inc.G	(35,882)	(404,390)
Bloom Energy Corp., Class AG	(20,886)	(504,397)

		(908,787)

Machinery - (0.65%)
Greenbrier Cos., Inc.	(14,509)	(747,359)
RBC Bearings, Inc.G	(1,421)	(275,503)

		(1,022,862)

Professional Services - (0.15%)
Upwork, Inc.G	(9,672)	(224,777)

Total Industrials		(4,880,894)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (24.31%) (continued)
COMMON STOCKS - (24.31%) (continued)
Information Technology - (6.41%)
Communications Equipment - (0.42%)
Infinera Corp.G	(49,894)	$(432,581)
Lumentum Holdings, Inc.G	(2,252)	(219,795)

		(652,376)

Electronic Equipment, Instruments & Components - (0.45%)
II-VI, Inc.G	(8,892)	(644,581)
OSI Systems, Inc.G	(770)	(65,543)

		(710,124)

IT Services - (0.92%)
BigCommerce Holdings, Inc., Series 1G	(5,824)	(127,604)
DigitalOcean Holdings, Inc.G	(2,848)	(164,757)
Fastly, Inc., Class AG	(1,071)	(18,614)
I3 Verticals, Inc., Class AG	(8,519)	(237,339)
Perficient, Inc.G	(2,631)	(289,647)
Sabre Corp.G	(52,598)	(601,195)

		(1,439,156)

Semiconductors & Semiconductor Equipment - (0.86%)
Enphase Energy, Inc.G	(2,847)	(574,468)
Impinj, Inc.G	(4,267)	(271,125)
MACOM Technology Solutions Holdings, Inc.G	(5,390)	(322,699)
Wolfspeed, Inc.G	(1,592)	(181,265)

		(1,349,557)

Software - (3.76%)
8x8, Inc.G	(6,504)	(81,885)
Avaya Holdings Corp.G	(832)	(10,541)
Bentley Systems, Inc., Class B	(6,291)	(277,936)
Ceridian HCM Holding, Inc.G	(5,593)	(382,338)
Envestnet, Inc.G	(4,935)	(367,361)
Everbridge, Inc.G	(1,281)	(55,903)
Jamf Holding Corp.G	(7,260)	(252,721)
LivePerson, Inc.G	(7,565)	(184,737)
Marathon Digital Holdings, Inc.G	(12,614)	(352,561)
MicroStrategy, Inc., Class AG	(671)	(326,321)
Mitek Systems, Inc.G	(19,458)	(285,449)
NCR Corp.G	(16,634)	(668,521)
New Relic, Inc.G	(2,322)	(155,295)
Progress Software Corp.	(11,256)	(530,045)
Q2 Holdings, Inc.G	(3,057)	(188,464)
RingCentral, Inc., Class AG	(446)	(52,276)
Splunk, Inc.G	(1,446)	(214,890)
Unity Software, Inc.G	(1,420)	(140,878)
Verint Systems, Inc.G	(12,527)	(647,646)
Workiva, Inc.G	(6,047)	(713,546)

		(5,889,314)

Total Information Technology		(10,040,527)

Real Estate - (2.00%)
Equity Real Estate Investment Trusts (REITs) - (1.38%)
iStar, Inc.	(26,088)	(610,720)
Pebblebrook Hotel Trust	(32,521)	(796,114)
Summit Hotel Properties, Inc.G	(75,517)	(752,149)

		(2,158,983)

Real Estate Management & Development - (0.62%)
Realogy Holdings Corp.G	(27,772)	(435,465)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (24.31%) (continued)
COMMON STOCKS - (24.31%) (continued)
Real Estate - (2.00%) (continued)
Real Estate Management & Development - (0.62%) (continued)
Redfin Corp.G	(2,571)	$(46,381)
Zillow Group, Inc., Class CG	(9,910)	(488,464)

		(970,310)

Total Real Estate		(3,129,293)

Utilities - (0.89%)
Electric Utilities - (0.45%)
NRG Energy, Inc.	(18,369)	(704,635)

Independent Power & Renewable Electricity Producers - (0.15%)
Sunnova Energy International, Inc.G	(10,298)	(237,472)

Multi-Utilities - (0.29%)
Algonquin Power & Utilities Corp.	(29,177)	(452,827)

Total Utilities		(1,394,934)

TOTAL COMMON STOCKS (Proceeds $(37,602,328))		(38,065,291)

TOTAL SECURITIES SOLD SHORT (Proceeds $(37,602,328))		(38,065,291)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 97.93% (Cost $154,569,341)		153,355,096
TOTAL WRITTEN OPTIONS CONTRACTS - (0.16%) (Premiums Received $(227,041))		(257,513)
TOTAL SECURITIES SOLD SHORT - (24.31%) (Proceeds $(37,602,328))		(38,065,291)
OTHER ASSETS, NET OF LIABILITIES - 26.54%		41,571,372

NET ASSETS - 100.00%		$156,603,664

Percentages are stated as a percent of net assets.

A	A type of Preferred Stock that has no maturity date.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $41,520,512 or 26.51% of net assets. The Fund has no right to demand registration of these securities.

C	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $114,306,103 or 72.99% of net assets.
D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2022.

E	Callable security.
F	Zero coupon bond.
G	Non-income producing security.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Written Options Contracts Open on March 31, 2022:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Avaya Holdings Corp.	NFS	13.00	4/14/2022	USD	57	5,700	$(4,413)	$(2,565)	$1,848
Call - Callaway Golf Co.	NFS	24.00	4/14/2022	USD	65	6,500	(8,480)	(3,900)	4,580
Call - Enphase Energy, Inc.	NFS	190.00	4/14/2022	USD	12	1,200	(15,216)	(20,640)	(5,424)
Call - Lumentum Holdings, Inc.	NFS	92.50	4/14/2022	USD	8	800	(2,784)	(5,560)	(2,776)
Call - Sabre Corp.	NFS	9.00	4/14/2022	USD	179	17,900	(20,580)	(47,614)	(27,034)
Call - Sunnova Energy International, Inc.	NFS	17.50	4/14/2022	USD	51	5,100	(12,136)	(29,325)	(17,189)
Call - Winnebago Industries, Inc.	NFS	60.00	4/14/2022	USD	36	3,600	(19,295)	(1,080)	18,215
Call - Bloom Energy Corp.	NFS	24.00	5/20/2022	USD	60	6,000	(16,858)	(16,500)	358
Call - Coinbase Global, Inc.	NFS	190.00	5/20/2022	USD	7	700	(14,060)	(13,874)	186
Call - Infinera Corp.	NFS	9.00	5/20/2022	USD	228	22,800	(13,637)	(12,540)	1,097
Call - Insmed, Inc.	NFS	23.00	5/20/2022	USD	100	10,000	(17,797)	(20,500)	(2,703)
Call - SoFi Technologies, Inc.	NFS	10.00	5/20/2022	USD	95	9,500	(8,927)	(8,740)	187
Call - Workiva, Inc.	NFS	115.00	5/20/2022	USD	17	1,700	(21,538)	(17,000)	4,538
Call - Exact Sciences Corp.	NFS	65.00	7/15/2022	USD	31	3,100	(34,347)	(41,230)	(6,883)
Call - II-VI, Inc.	NFS	70.00	7/15/2022	USD	23	2,300	(16,973)	(16,445)	528

							$(227,041)	$(257,513)	$(30,472)

Currency Abbreviations:

USD	United States Dollar.

Other Abbreviations:

NFS	National Financial Service Corp.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,363,517	$—	$—	$1,363,517
Convertible Preferred Stocks	702,910	8,070,713	—	8,773,623
Preferred Stocks	3,874,231	2,718,356	—	6,592,587
Convertible Obligations	—	119,587,752	—	119,587,752
Foreign Convertible Obligations	—	2,040,819	—	2,040,819
Exchange-Traded Instruments	589,148	—	—	589,148
Short-Term Investments	14,407,650	—	—	14,407,650

Total Investments in Securities - Assets	$20,937,456	$132,417,640	$—	$153,355,096

Liabilities
Common Stocks (Sold Short)	$(38,065,291)	$—	$—	$(38,065,291)

Total Investments in Securities - Liabilities	(38,065,291)	—	—	(38,065,291)

Total Investments in Securities	$(17,127,835)	$132,417,640	$—	$115,289,805

Financial Derivative Instruments - Liabilities
Written Options	$(257,513)	$—	$—	$(257,513)

Total Financial Derivative Instruments - Liabilities	$(257,513)	$—	$—	$(257,513)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 8.21%
Communications - 0.35%
Media - 0.35%
Discovery Communications LLC, 3.800%, Due 3/13/2024	$	50,000	$50,390

Consumer, Cyclical - 0.50%
Entertainment - 0.50%
Magallanes, Inc., 3.428%, Due 3/15/2024A		71,000	71,463

Consumer, Non-Cyclical - 0.64%
Health Care - Services - 0.64%
HCA, Inc., 5.250%, Due 6/15/2026		88,000	92,977

Financial - 3.27%
Banks - 2.32%
Wells Fargo & Co., 1.375%, Due 6/30/2022B	GBP	150,000	196,948
Wells Fargo Bank NA, 5.250%, Due 8/1/2023B	GBP	100,000	136,025

			332,973

REITS - 0.95%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025B	GBP	100,000	136,945

Total Financial			469,918

Industrial - 1.38%
Hand/Machine Tools - 1.38%
Stanley Black & Decker, Inc., 4.000%, Due 3/15/2060, (5 Yr. CMT + 2.657%)C		200,000	197,946

Technology - 2.07%
Software - 2.07%
Fidelity National Information Services, Inc., 1.700%, Due 6/30/2022	GBP	150,000	197,052
VMware, Inc., 1.000%, Due 8/15/2024		105,000	100,201

			297,253

Total Technology			297,253

Total Corporate Obligations (Cost $1,218,122)			1,179,947

FOREIGN CORPORATE OBLIGATIONS - 65.34%
Communications - 7.48%
Telecommunications - 7.48%
Deutsche Telekom International Finance BV, 6.500%, Due 4/8/2022B	GBP	90,000	118,292
Global Switch Holdings Ltd., 4.375%, Due 12/13/2022B	GBP	143,000	190,521
Orange SA, 5.750%, Due 4/1/2023, (5 Yr. GBP Swap + 3.353%)B C D	GBP	100,000	134,354
Telefonica Emisiones SA, 5.289%, Due 12/9/2022B	GBP	150,000	201,917
Telefonica Europe BV, 3.000%, Due 9/4/2023, Series NC5, (5 Yr. EUR Swap + 2.451%)B C D	EUR	200,000	223,114
Vodafone Group PLC, 6.250%, Due 10/3/2078, (5 Yr. USD Swap + 3.051%)B C		200,000	205,500

			1,073,698

Total Communications			1,073,698

Consumer, Cyclical - 4.09%
Auto Parts & Equipment - 0.92%
GKN Holdings Ltd., 5.375%, Due 9/19/2022B	GBP	100,000	132,952

Distribution/Wholesale - 2.18%
Bunzl Finance PLC, 2.250%, Due 6/11/2025B	GBP	140,000	182,877
Travis Perkins PLC, 3.750%, Due 2/17/2026B	GBP	100,000	130,051

			312,928

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 65.34% (continued)
Consumer, Cyclical - 4.09% (continued)
Entertainment - 0.99%
CPUK Finance Ltd., 7.239%, Due 2/28/2042B	GBP	100,000	$142,272

Total Consumer, Cyclical			588,152

Consumer, Non-Cyclical - 1.14%
Commercial Services - 1.14%
Experian Finance PLC, 2.125%, Due 9/27/2024B	GBP	125,000	163,449

Financial - 43.32%
Banks - 17.34%
Banco Santander SA, 2.750%, Due 9/12/2023B	GBP	100,000	131,659
Barclays PLC, 3.750%, Due 11/22/2030, (5 Yr. U.K. Government Bond + 3.750%)B C	GBP	100,000	131,657
BNP Paribas SA, 2.000%, Due 5/24/2031, (5 Yr. U.K. Government Bond + 1.650%)B C	GBP	100,000	123,004
Credit Agricole SA, 7.375%, Due 12/18/2023	GBP	150,000	212,162
HSBC Holdings PLC, 6.375%, Due 9/17/2024, (5 Yr. USD ICE Swap + 3.705%)C D	$	200,000	206,200
ING Groep NV, 4.700%, Due 3/22/2028, (5 Yr. USD ICE Swap + 1.938%)B C		200,000	201,466
Investec Bank PLC, 4.250%, Due 7/24/2028, (5 Yr. U.K. Government Bond + 3.300%)B C	GBP	100,000	132,797
Lloyds Banking Group PLC, 1.985%, Due 12/15/2031, (5 Yr. U.K. Government Bond + 1.600%)C	GBP	120,000	146,852
Mizuho Financial Group, Inc., 4.353%, Due 10/20/2025B		200,000	203,047
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 Yr. U.K. Government Bond + 3.550%)B C	GBP	200,000	262,027
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 Yr. U.K. Government Bond + 3.956%)B C	GBP	100,000	135,999
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 Yr. EUR Swap + 2.800%)B C	EUR	165,000	182,193
Virgin Money U.K. PLC,
7.875%, Due 12/14/2028, (5 Yr. U.K. Government Bond + 7.128%)B C	GBP	125,000	175,388
5.125%, Due 12/11/2030, (5 Yr. U.K. Government Bond + 5.250%)B C	GBP	100,000	135,783
Volksbank Wien AG, 2.750%, Due 10/6/2027, (5 Yr. EURIBOR ICE Swap + 2.550%)B C	EUR	100,000	110,315

			2,490,549

Insurance - 20.38%
Admiral Group PLC, 5.500%, Due 7/25/2024B	GBP	100,000	138,731
Allianz SE, 3.500%, Due 11/17/2025, (5 Yr. CMT + 2.973%)B C		200,000	189,500
ASR Nederland NV, 5.125%, Due 9/29/2045, (5 Yr. EUR Swap + 5.200%)B C	EUR	100,000	120,549
Aviva PLC, 6.125%, Due 9/29/2022, (5 Yr. UK Government Bond + 2.400%)C D	GBP	100,000	132,679
BUPA Finance PLC, 5.000%, Due 4/25/2023B	GBP	150,000	202,273
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 Yr. U.K. Government Bond + 4.580%)B C	GBP	100,000	139,843
Liverpool Victoria Friendly Society Ltd., 6.500%, Due 5/22/2043, (5 Yr. U.K. Government Bond + 5.630%)B C	GBP	100,000	134,540
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.625%, Due 5/26/2042, (3 mo. GBP LIBOR + 4.950%)B C	GBP	100,000	132,233
Nationale-Nederlanden Levensverzekering Maatschappij NV, 9.000%, Due 8/29/2042, (3 mo. EUR EURIBOR + 8.120%)B C	EUR	100,000	114,151
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024B	GBP	140,000	197,485
Phoenix Group Holdings PLC,
4.125%, Due 7/20/2022B	GBP	100,000	132,164
6.625%, Due 12/18/2025B	GBP	150,000	217,662
QBE Insurance Group Ltd., 6.115%, Due 5/24/2042, (5 Yr. GBP Swap + 5.000%)B C	GBP	200,000	263,708
RL Finance Bonds PLC, 6.125%, Due 11/30/2043, (5 Yr. U.K. Government Bond + 4.321%)B C	GBP	100,000	137,824
Rothesay Life PLC, 8.000%, Due 10/30/2025B	GBP	190,000	285,383
Scottish Widows Ltd., 5.500%, Due 6/16/2023B	GBP	200,000	271,624
Storebrand Livsforsikring AS, 6.875%, Due 4/4/2043, (6 mo. EUR EURIBOR + 6.194%)B C	EUR	100,000	115,880

			2,926,229

Real Estate - 2.86%
Aroundtown SA, 4.750%, Due 6/25/2024, (5 Yr. GBP Swap + 4.377%)B C D	GBP	140,000	181,842

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 65.34% (continued)
Financial - 43.32% (continued)
Real Estate - 2.86% (continued)
Heimstaden Bostad AB, 3.248%, Due 11/19/2024, (5 Yr. EUR Swap + 3.667%)B C D		EUR	100,000	$104,345
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (SONIA+ 4.440%)B C		GBP	100,000	124,594

				410,781

Savings & Loans - 2.74%
Nationwide Building Society,, 5.875%, Due 12/20/2024, (5 Yr. U.K. Government Bond + 5.390%)B C D		GBP	200,000	266,342
Skipton Building Society, 2.000%, Due 10/2/2026, (1 Yr. U.K. Government Bond + 2.150%)B C		GBP	100,000	126,821

				393,163

Total Financial				6,220,722

Industrial - 2.71%
Miscellaneous Manufacturing - 0.90%
Siemens Financieringsmaatschappij NV, 0.875%, Due 6/5/2023B		GBP	100,000	129,793

Transportation - 1.81%
National Express Group PLC,
2.500%, Due 11/11/2023B		GBP	100,000	131,293
4.250%, Due 11/26/2025, (5 Yr. U.K. Government Bond + 4.135%)B C D		GBP	100,000	128,245

				259,538

Total Industrial				389,331

Utilities - 6.60%
Electric - 4.76%
Enel SpA, 8.750%, Due 9/24/2073, (5 Yr. USD Swap + 5.880%)A C	$		200,000	215,000
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 Yr. GBP Swap + 3.480%)B C		GBP	100,000	133,992
SSE PLC, 4.750%, Due 9/16/2077, (5 Yr. USD Swap + 2.574%)B C			200,000	200,778
Western Power Distribution PLC, 3.625%, Due 11/6/2023C		GBP	100,000	133,978

				683,748

Gas - 0.93%
Centrica PLC, 5.250%, Due 4/10/2075, (5 Yr. GBP Swap + 3.611%)B C		GBP	100,000	132,918

Water - 0.91%
Severn Trent Utilities Finance PLC, 1.625%, Due 12/4/2022B		GBP	100,000	131,421

Total Utilities				948,087

Total Foreign Corporate Obligations (Cost $9,716,453)				9,383,439

FOREIGN SOVEREIGN OBLIGATIONS - 0.91% (Cost $134,548)
United Kingdom Gilt, 0.125%, Due 1/31/2023B		GBP	100,000	130,262

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.49%
Castell PLC, 1.304%, Due 11/25/2053, 2021 1 A, (SONIA + 0.850%)B C		GBP	274,969	359,816
Together Asset-Backed Securitisation PLC, 0.774%, Due 7/12/2063, 2021 1ST1 A, (SONIA + 0.700%)B C		GBP	139,503	182,209
Tower Bridge Funding PLC,
3.747%, Due 9/20/2063, 2020-1 D, (SONIA + 3.450%)B C		GBP	120,000	159,230
1.974%, Due 11/20/2063, 2021 2 D, (SONIA + 1.800%)B C		GBP	169,000	217,167
2.243%, Due 7/21/2064, 2021 1 D, (SONIA + 2.150%)B C		GBP	212,000	276,618
Twin Bridges PLC, 2.366%, Due 3/12/2055, 2021 1 D, (SONIA + 2.100%)B C		GBP	130,000	168,326

Total Collateralized Mortgage Obligations (Cost $1,424,701)				1,363,366

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
SHORT-TERM INVESTMENTS - 10.42%
U.S. Treasury Obligations - 10.42%
U.S. Treasury Bills,
0.373%, Due 6/9/2022	$	750,000	$749,449
0.904%, Due 9/15/2022		750,000	746,824

Total Short-Term Investments (Cost $1,496,383)			1,496,273

TOTAL INVESTMENTS - 94.37% (Cost $13,990,207)			13,553,287
OTHER ASSETS, NET OF LIABILITIES - 5.63%			808,169

TOTAL NET ASSETS - 100.00%			$14,361,456

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.
A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $286,463 or 1.99% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2022.

D	Perpetual maturity. The date shown, if any, is the next call date.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

GILT - Bank of England Bonds.

ICE - Intercontinental Exchange.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on March 31, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	9,348,435	GBP	9,225,591	4/8/2022	SSB	$122,844	$—	$122,844
USD	1,046,975	EUR	1,051,013	4/8/2022	SSB	—	(4,038)	(4,038)
USD	112,919	GBP	112,814	4/8/2022	SSB	105	—	105

						$122,949	$(4,038)	$118,911

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

GBP	Pound Sterling
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,179,947	$—	$1,179,947
Foreign Corporate Obligations	—	9,383,439	—	9,383,439
Foreign Sovereign Obligations	—	130,262	—	130,262
Collateralized Mortgage Obligations	—	1,363,366	—	1,363,366
Short-Term Investments	—	1,496,273	—	1,496,273

Total Investments in Securities - Assets	$—	$13,553,287	$—	$13,553,287

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$122,949	$—	$122,949

Total Financial Derivative Instruments - Assets	$—	$122,949	$—	$122,949

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(4,038)	$—	$(4,038)

Total Financial Derivative Instruments - Liabilities	$—	$(4,038)	$—	$(4,038)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 11.74%
Basic Materials - 1.15%
Chemicals - 1.15%
Olympus Water U.S. Holding Corp., 4.250%, Due 10/1/2028A	$	965,000	$877,021
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, Due 11/1/2026A		465,000	427,800
SCIL LLC / SCIL USA Holdings LLC, 4.375%, Due 11/1/2026A	EUR	700,000	741,464
WR Grace Holdings LLC, 5.625%, Due 8/15/2029A		700,000	654,570

			2,700,855

Total Basic Materials			2,700,855

Communications - 0.83%
Advertising - 0.16%
Summer BC Bidco LLC, 5.500%, Due 10/31/2026A		400,000	385,032

Telecommunications - 0.67%
Consolidated Communications, Inc.,
5.000%, Due 10/1/2028A		435,000	374,356
6.500%, Due 10/1/2028A		200,000	184,280
Lumen Technologies, Inc., 5.375%, Due 6/15/2029A		1,135,000	1,008,635

			1,567,271

Total Communications			1,952,303

Consumer, Cyclical - 3.61%
Airlines - 1.00%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A		1,180,000	1,188,968
United Airlines, Inc., 4.375%, Due 4/15/2026A		1,175,000	1,156,641

			2,345,609

Auto Parts & Equipment - 1.54%
American Axle & Manufacturing, Inc.,
6.875%, Due 7/1/2028		961,000	956,666
5.000%, Due 10/1/2029		1,110,000	1,041,335
Clarios Global LP / Clarios U.S. Finance Co., 8.500%, Due 5/15/2027A		520,000	539,500
Titan International, Inc., 7.000%, Due 4/30/2028		1,095,000	1,098,515

			3,636,016

Home Builders - 0.17%
Shea Homes LP / Shea Homes Funding Corp., 4.750%, Due 2/15/2028A		433,000	407,366

Lodging - 0.47%
Marriott Ownership Resorts, Inc., 4.500%, Due 6/15/2029A		1,160,000	1,093,300

Retail - 0.43%
At Home Group, Inc., 4.875%, Due 7/15/2028A		1,140,000	1,008,900

Total Consumer, Cyclical			8,491,191

Consumer, Non-Cyclical - 1.68%
Commercial Services - 0.50%
NESCO Holdings, Inc., 5.500%, Due 4/15/2029A		1,190,000	1,169,175

Cosmetics/Personal Care - 0.73%
Coty, Inc., 3.875%, Due 4/15/2026A	EUR	600,000	644,667
Edgewell Personal Care Co., 5.500%, Due 6/1/2028A		1,090,000	1,088,131

			1,732,798

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 11.74% (continued)
Consumer, Non-Cyclical - 1.68% (continued)
Pharmaceuticals - 0.45%
P&L Development LLC / PLD Finance Corp., 7.750%, Due 11/15/2025A	$	1,145,000	$1,053,400

Total Consumer, Non-Cyclical			3,955,373

Energy - 1.32%
Coal - 0.24%
SunCoke Energy, Inc., 4.875%, Due 6/30/2029A		595,000	560,948

Pipelines - 1.08%
EnLink Midstream LLC,
5.625%, Due 1/15/2028A		424,000	432,819
5.375%, Due 6/1/2029		880,000	880,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
6.000%, Due 3/1/2027A		600,000	597,678
5.500%, Due 1/15/2028A		650,000	628,875

			2,539,372

Total Energy			3,100,320

Financial - 1.41%
Diversified Financial Services - 1.41%
Burford Capital Global Finance LLC, 6.250%, Due 4/15/2028A		1,210,000	1,228,392
Encore Capital Group, Inc.,
4.875%, Due 10/15/2025A	EUR	600,000	667,069
5.375%, Due 2/15/2026A	GBP	300,000	391,139
4.250%, Due 1/15/2028, (3 mo. EUR EURIBOR + 4.250%)A B	EUR	400,000	439,203
4.250%, Due 6/1/2028A	GBP	500,000	604,282

			3,330,085

Total Financial			3,330,085

Industrial - 1.22%
Aerospace/Defense - 0.46%
TransDigm, Inc.,
5.500%, Due 11/15/2027		300,000	297,750
4.625%, Due 1/15/2029		830,000	776,025

			1,073,775

Building Materials - 0.28%
Victors Merger Corp., 6.375%, Due 5/15/2029A		813,000	665,514

Trucking & Leasing - 0.48%
Fortress Transportation & Infrastructure Investors LLC, 5.500%, Due 5/1/2028A		1,250,000	1,136,437

Total Industrial			2,875,726

Utilities - 0.52%
Water - 0.52%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		1,190,000	1,228,675

Total Corporate Obligations (Cost $29,437,376)			27,634,528

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CONVERTIBLE OBLIGATIONS - 0.10% (Cost $235,564)
Financial - 0.10%
Insurance - 0.10%
BNP Paribas Fortis SA, 1.507%, Due 12/29/2049, (3 mo. EUR EURIBOR + 2.000%)B C D	$	250,000	$245,384

FOREIGN CORPORATE OBLIGATIONS - 56.11%
Basic Materials - 1.16%
Chemicals - 1.16%
INEOS Quattro Finance PLC, 3.750%, Due 7/15/2026A	EUR	800,000	830,794
Lenzing AG, 5.750%, Due 9/7/2025, (5 Yr. EUR Swap + 11.208%)B C D	EUR	600,000	680,344
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5 Yr. CMT + 3.865%)B C D		1,330,000	1,227,257

			2,738,395

Total Basic Materials			2,738,395

Communications - 3.85%
Advertising - 0.14%
Summer BC Holdco SARL, 9.250%, Due 10/31/2027C	EUR	288,337	327,824

Media - 0.70%
RCS & RDS SA, 3.250%, Due 2/5/2028A	EUR	600,000	607,344
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029C	GBP	475,000	611,504
4.250%, Due 1/15/2030C	GBP	355,000	427,289

			1,646,137

Telecommunications - 3.01%
Altice France Holding SA, 8.000%, Due 5/15/2027C	EUR	810,000	924,960
Altice France SA,
5.500%, Due 1/15/2028A		200,000	185,460
5.500%, Due 10/15/2029A		410,000	367,885
Iliad Holding SASU, 5.125%, Due 10/15/2026A	EUR	800,000	895,416
Kenbourne Invest SA,
6.875%, Due 11/26/2024A		900,000	882,882
4.700%, Due 1/22/2028A		200,000	176,056
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 Yr. CMT + 3.390%)A B D		1,000,000	925,500
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		261,000	262,814
SoftBank Group Corp., 6.000%, Due 7/19/2023, (5 Yr. USD ICE Swap + 4.226%)B C D		1,010,000	964,298
TalkTalk Telecom Group Ltd., 3.875%, Due 2/20/2025C	GBP	516,000	586,334
Telesat Canada / Telesat LLC, 6.500%, Due 10/15/2027A		716,000	356,754
Vodafone Group PLC, 7.000%, Due 4/4/2079, (5 Yr. USD Swap + 4.873%)B		510,000	562,260

			7,090,619

Total Communications			9,064,580

Consumer, Cyclical - 4.94%
Airlines - 0.93%
Air Canada, 3.875%, Due 8/15/2026A		1,385,000	1,307,094
International Consolidated Airlines Group SA, 3.750%, Due 3/25/2029C	EUR	900,000	894,593

			2,201,687

Auto Manufacturers - 0.25%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A	EUR	600,000	599,488

Distribution/Wholesale - 0.42%
SIG PLC, 5.250%, Due 11/30/2026A	EUR	920,000	987,472

Entertainment - 0.18%
ASR Media & Sponsorship SpA, 5.125%, Due 8/1/2024C	EUR	397,029	412,641

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 56.11% (continued)
Consumer, Cyclical - 4.94% (continued)
Home Builders - 0.83%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC, 6.250%, Due 9/15/2027A	$	514,000	$503,239
Empire Communities Corp., 7.000%, Due 12/15/2025A		701,000	692,588
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	756,790

			1,952,617

Leisure Time - 0.34%
Deuce Finco PLC, 5.500%, Due 6/15/2027C	GBP	630,000	790,390

Lodging - 0.57%
Fortune Star BVI Ltd.,
4.350%, Due 5/6/2023C	EUR	100,000	104,679
5.950%, Due 10/19/2025C		440,000	400,594
3.950%, Due 10/2/2026C	EUR	900,000	848,770

			1,354,043

Retail - 1.42%
B.C. ULC / New Red Finance, Inc., 4.375%, Due 1/15/2028A		284,000	272,640
Constellation Automotive Financing PLC,
4.875%, Due 7/15/2027A	GBP	610,000	731,210
4.875%, Due 7/15/2027C	GBP	200,000	239,741
Mobilux Finance SAS, 4.250%, Due 7/15/2028A	EUR	1,000,000	1,023,768
Punch Finance PLC,
6.125%, Due 6/30/2026A	GBP	500,000	644,588
6.125%, Due 6/30/2026C	GBP	200,000	257,835
Stonegate Pub Co. Financing PLC, 8.000%, Due 7/13/2025C	GBP	130,000	173,387

			3,343,169

Total Consumer, Cyclical			11,641,507

Consumer, Non-Cyclical - 3.21%
Agriculture - 0.20%
Kernel Holding SA,
6.750%, Due 10/27/2027A		200,000	99,000
6.750%, Due 10/27/2027C		200,000	99,000
MHP SE, 7.750%, Due 5/10/2024C		600,000	264,900

			462,900

Commercial Services - 1.25%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A	GBP	800,000	1,028,304
La Financiere Atalian SASU,
4.000%, Due 5/15/2024C	EUR	400,000	399,607
5.125%, Due 5/15/2025C	EUR	300,000	295,223
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A	GBP	500,000	602,297
Verisure Midholding AB, 5.250%, Due 2/15/2029A	EUR	600,000	611,515

			2,936,946

Food - 1.07%
Bellis Acquisition Co. PLC,
3.250%, Due 2/16/2026A	GBP	350,000	424,219
4.500%, Due 2/16/2026A	GBP	200,000	251,492
Bellis Finco PLC,
4.000%, Due 2/16/2027A	GBP	350,000	407,478
4.000%, Due 2/16/2027C	GBP	400,000	465,689
Casino Guichard Perrachon SA,
6.625%, Due 1/15/2026C	EUR	790,000	794,234

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 56.11% (continued)
Consumer, Non-Cyclical - 3.21% (continued)
Food - 1.07% (continued)
Casino Guichard Perrachon SA, (continued)
5.250%, Due 4/15/2027C	EUR	200,000	$187,709

			2,530,821

Pharmaceuticals - 0.69%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A	$	1,025,000	991,677
Gruenenthal GmbH,
3.625%, Due 11/15/2026A	EUR	190,000	208,086
4.125%, Due 5/15/2028A	EUR	390,000	419,573

			1,619,336

Total Consumer, Non-Cyclical			7,550,003

Energy - 1.47%
Energy - Alternate Sources - 0.17%
Inversiones Latin America Power Ltda, 5.125%, Due 6/15/2033A		495,610	403,922

Oil & Gas - 1.30%
Guara Norte SARL, 5.198%, Due 6/15/2034A		575,724	528,256
Petroleos Mexicanos,
6.840%, Due 1/23/2030		860,000	855,777
6.625%, Due 6/15/2035		622,000	557,474
6.625%, Due 6/15/2038		200,000	170,700
Trafigura Funding SA, 5.875%, Due 9/23/2025C		1,000,000	935,000

			3,047,207

Total Energy			3,451,129

Financial - 38.93%
Banks - 21.42%
Abanca Corp. Bancaria SA, 6.000%, Due 1/20/2026, (5 Yr. EUR Swap + 6.570%)B C D	EUR	1,000,000	1,088,273
AIB Group PLC, 6.250%, Due 6/23/2025, (5 Yr. EUR Swap + 6.629%)B C D	EUR	1,000,000	1,143,586
Banco Bilbao Vizcaya Argentaria SA, 6.125%, Due 11/16/2027, (5 Yr. USD Swap + 3.870%)B D		2,400,000	2,331,000
Banco de Sabadell SA,
6.125%, Due 11/23/2022, (5 Yr. EUR Swap + 6.051%)B C D	EUR	600,000	663,750
5.750%, Due 3/15/2026, (5 Yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	1,939,565
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5 Yr. CMT + 4.967%)B C D		400,000	393,000
7.625%, Due 1/10/2028, (10 Yr. CMT + 5.353%)B C		500,000	502,285
7.500%, Due 6/27/2029, (10 Yr. CMT + 5.470%)B C D		500,000	490,255
8.375%, Due 10/14/2030, (10 Yr. CMT + 7.760%)B C D		300,000	313,128
Banco Santander SA,
4.375%, Due 1/14/2026, (5 Yr. EUR Swap + 4.534%)B C D	EUR	1,000,000	1,074,928
4.750%, Due 11/12/2026, (5 Yr. CMT + 3.753%)B D		800,000	737,600
4.125%, Due 11/12/2027, Series EUR, (5 Yr. EUR Swap + 4.311%)B D	EUR	400,000	406,038
Bank of Ireland Group PLC, 7.500%, Due 5/19/2025, (5 Yr. EUR Swap + 7.924%)B C D	EUR	1,400,000	1,681,880
Barclays PLC,
7.125%, Due 6/15/2025, (5 Yr. U.K. Government Bond + 6.579%)B D	GBP	1,199,000	1,655,788
6.375%, Due 12/15/2025, (5 Yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,680,253
4.375%, Due 3/15/2028, (5 Yr. CMT + 3.410%)B D		1,530,000	1,347,548
BAWAG Group AG,
5.000%, Due 5/14/2025, (5 Yr. EUR Swap + 4.415%)B C D	EUR	400,000	430,057
5.125%, Due 10/1/2025, (5 Yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	1,071,033
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5 Yr. CMT + 2.650%)B C		200,000	190,130
5.875%, Due 9/13/2034, (5 Yr. CMT + 4.308%)B C		600,000	590,748
BNP Paribas SA, 6.625%, Due 3/25/2024, (5 Yr. USD ICE Swap + 4.149%)B C D		700,000	723,100

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 56.11% (continued)
Financial - 38.93% (continued)
Banks - 21.42% (continued)
CaixaBank SA,
6.750%, Due 6/13/2024, (5 Yr. EUR Swap + 6.498%)B C D	EUR	400,000	$465,731
5.875%, Due 10/9/2027, (5 Yr. EUR Swap + 6.346%)B C D	EUR	400,000	466,262
Credit Agricole SA, 7.500%, Due 6/23/2026, (5 Yr. GBP Swap + 4.812%)A B D	GBP	800,000	1,113,975
Credit Suisse Group AG,
7.500%, Due 7/17/2023, (5 Yr. USD Swap + 4.600%)B C D	$	1,200,000	1,218,300
7.250%, Due 9/12/2025, (5 Yr. USD ICE Swap + 4.332%)B C D		220,000	222,475
6.375%, Due 8/21/2026, (5 Yr. CMT + 4.822%)A B D		820,000	809,397
Danske Bank AS, 4.375%, Due 5/18/2026, (5 Yr. CMT + 3.387%)B C D		1,300,000	1,217,125
Deutsche Pfandbriefbank AG,
5.750%, Due 4/28/2023, (5 Yr. EURIBOR ICE Swap + 5.383%)B C D	EUR	600,000	652,333
4.600%, Due 2/22/2027C	EUR	400,000	430,227
Emirates NBD Bank PJSC,
6.125%, Due 3/20/2025, (6 Yr. Semi Annual USD Swap + 3.656%)B C D		200,000	200,665
6.125%, Due 4/9/2026, (6 Yr. Semi Annual USD Swap + 5.702%)B C D		1,300,000	1,319,277
HSBC Holdings PLC, 5.875%, Due 9/28/2026, (5 Yr. GBP Swap + 4.276%)B D	GBP	1,319,000	1,736,779
ING Groep NV, 3.875%, Due 5/16/2027, (5 Yr. CMT + 2.862%)B D		1,300,000	1,131,000
Intesa Sanpaolo SpA,
6.250%, Due 5/16/2024, (5 Yr. EUR Swap + 5.856%)B C D	EUR	730,000	842,893
7.750%, Due 1/11/2027, (5 Yr. EUR Swap + 7.192%)B C D	EUR	850,000	1,044,164
5.148%, Due 6/10/2030C	GBP	970,000	1,312,416
Investec PLC, 6.750%, Due 12/5/2024, (5 Yr. U.K. Government Bond + 5.749%)B C D	GBP	500,000	643,688
Lloyds Banking Group PLC,
3.511%, Due 3/18/2026, (1 Yr. CMT + 1.600%)B		275,000	273,950
3.750%, Due 3/18/2028, (1 Yr. CMT + 1.800%)B		380,000	379,444
NatWest Group PLC,
5.125%, Due 5/12/2027, (5 Yr. U.K. Government Bond + 4.985%)B D	GBP	850,000	1,100,175
4.500%, Due 3/31/2028, (5 Yr. U.K. Government Bond + 3.992%)B D	GBP	300,000	365,523
NBK Tier Financing Ltd., 4.500%, Due 8/27/2025, (6 Yr. Semi Annual USD Swap + 2.832%)B C D		1,200,000	1,167,123
Oaknorth Bank PLC, 7.750%, Due 6/1/2028, (5 Yr. U.K. Government Bond + 6.851%)B C	GBP	250,000	321,844
Shawbrook Group PLC,
7.875%, Due 12/8/2022, (5 Yr. GBP Swap + 6.752%)B C D	GBP	200,000	253,666
9.000%, Due 10/10/2030, (5 Yr. U.K. Government Bond + 9.037%)B C	GBP	500,000	669,561
Societe Generale SA, 5.375%, Due 11/18/2030, (5 Yr. CMT + 4.514%)A B D		530,000	493,563
Standard Chartered PLC, 4.300%, Due 8/19/2028, (5 Yr. CMT + 3.135%)B C		2,000,000	1,755,070
Stichting AK Rabobank Certificaten, 6.500%, Due 12/29/2049C D E F	EUR	1,248,400	1,611,331
Swedbank AB, 4.000%, Due 3/17/2029, (5 Yr. CMT + 2.864%)B C D		2,000,000	1,752,500
UBS Group AG,
7.000%, Due 1/31/2024, (5 Yr. USD Swap + 4.344%)A B D		700,000	730,317
7.000%, Due 1/31/2024, (5 Yr. USD Swap + 4.344%)B C D		400,000	417,324
5.125%, Due 7/29/2026, (5 Yr. CMT + 4.855%)B C D		200,000	200,544
UniCredit SpA,
8.000%, Due 6/3/2024, (5 Yr. USD Swap + 5.180%)B C D		1,800,000	1,876,500
3.875%, Due 6/3/2027, (5 Yr. EURIBOR ICE Swap + 4.081%)B C D	EUR	1,000,000	968,278
Virgin Money UK PLC, 9.250%, Due 6/8/2024, (5 Yr. U.K. Government Bond + 8.307%)B C D	GBP	600,000	832,440

			50,449,805

Diversified Financial Services - 4.31%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, PIK (in-kind rate 6.750%)A	GBP	1,000,000	1,261,103
Burford Capital PLC,
6.125%, Due 10/26/2024C	GBP	310,000	413,340
5.000%, Due 12/1/2026, Series 0025	GBP	300,000	380,699
doValue SpA, 5.000%, Due 8/4/2025A	EUR	280,000	315,945
Garfunkelux Holdco SA,
6.750%, Due 11/1/2025A	EUR	140,000	154,141
6.750%, Due 11/1/2025C	EUR	500,000	550,503

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 56.11% (continued)
Financial - 38.93% (continued)
Diversified Financial Services - 4.31% (continued)
Garfunkelux Holdco SA, (continued)
7.750%, Due 11/1/2025C	GBP	100,000	$130,380
6.250%, Due 5/1/2026, (3 mo. EUR EURIBOR + 6.250%)A B	EUR	160,000	176,697
Jerrold Finco PLC,
4.875%, Due 1/15/2026A	GBP	250,000	315,712
5.250%, Due 1/15/2027A	GBP	520,000	656,115
5.250%, Due 1/15/2027C	GBP	350,000	441,616
Julius Baer Group Ltd., 3.625%, Due 3/23/2028, (5 Yr. CMT + 2.539%)B C D	$	1,340,000	1,164,125
OSB Group PLC, 6.000%, Due 10/7/2026, (5 Yr. U.K. Government Bond + 5.393%)B C D	GBP	1,449,000	1,856,843
Sherwood Financing PLC, 6.000%, Due 11/15/2026A	GBP	1,200,000	1,489,679
Unifin Financiera SAB de CV,
8.375%, Due 1/27/2028A		200,000	126,002
9.875%, Due 1/28/2029A		1,200,000	705,720

			10,138,620

Insurance - 8.07%
Achmea BV, 4.625%, Due 3/24/2029, (5 Yr. EURIBOR ICE Swap + 4.780%)B C D	EUR	800,000	866,167
Allianz SE, 3.500%, Due 11/17/2025, (5 Yr. CMT + 2.973%)A B D		600,000	568,500
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 Yr. EUR Swap + 3.789%)B C D	EUR	750,000	830,351
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5 Yr. EUR Swap + 6.463%)B C D	EUR	900,000	1,057,851
CNP Assurances, 4.750%, Due 6/27/2028, (5 Yr. EUR Swap + 3.914%)B C D	EUR	1,000,000	1,146,484
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 Yr. GBP Swap + 3.394%)B C D	GBP	1,160,000	1,363,831
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026C	GBP	410,000	529,171
La Mondiale SAM, 4.375%, Due 4/24/2029, (5 Yr. EUR Swap + 4.411%)B C D	EUR	1,500,000	1,651,078
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 Yr. U.K. Government Bond + 5.378%)B C D	GBP	1,000,000	1,330,057
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 Yr. EUR Swap + 3.592%)B C D	EUR	600,000	588,998
Pension Insurance Corp. PLC, 7.375%, Due 7/25/2029, (5 Yr. U.K. Government Bond + 6.658%)B D	GBP	1,914,000	2,696,614
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5 Yr. U.K. Government Bond + 4.169%)B C D	GBP	1,700,000	2,179,541
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 Yr. CMT + 3.047%)B C D		1,000,000	985,270
Rothesay Life PLC, 6.875%, Due 9/12/2028, (5 Yr. U.K. Government Bond + 5.419%)B C D	GBP	1,000,000	1,389,263
UnipolSai Assicurazioni SpA,
5.750%, Due 6/18/2024, (3 mo. EUR EURIBOR + 5.180%)B C D	EUR	550,000	632,775
6.375%, Due 4/27/2030, (5 Yr. EUR Swap + 6.744%)B C D	EUR	1,040,000	1,190,767

			19,006,718

Real Estate - 1.67%
Country Garden Holdings Co. Ltd., 5.125%, Due 1/14/2027C		300,000	216,000
Heimstaden AB, 4.250%, Due 3/9/2026C	EUR	800,000	844,021
Heimstaden Bostad AB, 3.375%, Due 1/15/2026, (5 Yr. EUR Swap + 3.914%)B C D	EUR	750,000	755,198
MAF Global Securities Ltd.,
5.500%, Due 9/7/2022, (5 Yr. USD Swap + 3.476%)B C D		400,000	396,362
6.375%, Due 3/20/2026, (5 Yr. CMT + 3.539%)B C D		600,000	601,980
Neinor Homes SA, 4.500%, Due 10/15/2026A	EUR	280,000	300,364
Via Celere Desarrollos Inmobiliarios SA, 5.250%, Due 4/1/2026A	EUR	740,000	813,631

			3,927,556

Savings & Loans - 3.46%
Coventry Building Society, 6.875%, Due 9/18/2024, (5 Yr. U.K. Government Bond + 6.111%)B C D	GBP	1,925,000	2,614,122
Nationwide Building Society,
5.875%, Due 12/20/2024, (5 Yr. U.K. Government Bond + 5.390%)B C D	GBP	1,350,000	1,797,812
5.750%, Due 6/20/2027, (5 Yr. U.K. Government Bond + 5.625%)B C D	GBP	800,000	1,058,801

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 56.11% (continued)
Financial - 38.93% (continued)
Savings & Loans - 3.46% (continued)
Nationwide Building Society, (continued)
10.250%, Due 12/31/2049, Series CCDSC D F		GBP	1,186,700	$2,673,527

				8,144,262

Total Financial				91,666,961

Industrial - 2.29%
Building Materials - 0.42%
Cemex SAB de CV,
5.125%, Due 6/8/2026, (5 Yr. CMT + 4.534%)A B D	$		700,000	686,875
5.125%, Due 6/8/2026, (5 Yr. CMT + 4.534%)B C D			300,000	294,375

				981,250

Environmental Control - 0.22%
Verde Bidco SpA, 4.625%, Due 10/1/2026A		EUR	500,000	530,308

Hand/Machine Tools - 0.14%
IMA Industria Macchine Automatiche SpA, 3.750%, Due 1/15/2028A		EUR	325,000	336,611

Machinery - Diversified - 0.10%
TK Elevator Holdco GmbH, 6.625%, Due 7/15/2028C		EUR	225,000	244,252

Packaging & Containers - 0.54%
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, Due 9/15/2028A			1,085,000	1,068,725
Trivium Packaging Finance BV, 8.500%, Due 8/15/2027A			200,000	199,000

				1,267,725

Transportation - 0.87%
National Express Group PLC, 4.250%, Due 11/26/2025, (5 Yr. U.K. Government Bond + 4.135%)B C D		GBP	655,000	840,005
Zenith Finco PLC, 6.500%, Due 6/30/2027A		GBP	1,000,000	1,200,019

				2,040,024

Total Industrial				5,400,170

Utilities - 0.26%
Electric - 0.26%
ContourGlobal Power Holdings SA,
3.125%, Due 1/1/2028A		EUR	200,000	204,614
3.125%, Due 1/1/2028C		EUR	400,000	409,228

				613,842

Total Utilities				613,842

Total Foreign Corporate Obligations (Cost $142,794,179)				132,126,587

FOREIGN SOVEREIGN OBLIGATIONS - 2.43% (Cost $5,933,090)
United Kingdom Gilt, 0.125%, Due 1/31/2023C		GBP	4,400,000	5,731,506

ASSET-BACKED OBLIGATIONS - 12.09%
Ares European CLO DAC, 5.260%, Due 10/15/2030, 7X DR, (3 mo. EUR EURIBOR + 5.260%)B C		EUR	1,250,000	1,326,684
Armada Euro CLO DAC, 9.100%, Due 7/15/2033, 4X F, (3 mo. EUR EURIBOR + 9.100%)B C		EUR	700,000	752,454
Aurium CLO DAC, 3.100%, Due 4/16/2030, 3X D, (3 mo. EUR EURIBOR + 3.100%)B C		EUR	500,000	540,391
BNPP AM Euro CLO DAC, 4.700%, Due 10/15/2031, 2017 1X E, (3 mo. EUR EURIBOR + 4.700%)B C		EUR	500,000	522,194

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount*			Fair Value
ASSET-BACKED OBLIGATIONS - 12.09% (continued)
Carlyle Euro CLO DAC, 5.230%, Due 8/28/2031, 2018 2A D, (3 mo. EUR EURIBOR + 5.230%)A B		EUR	500,000	$524,353
Carlyle Global Market Strategies Euro CLO DAC, 4.770%, Due 5/17/2031, 2016 1A DR, (3 mo. EUR EURIBOR + 4.770%)A B		EUR	500,000	512,453
Contego CLO DAC, 6.010%, Due 1/24/2034, 9A E, (3 mo. EUR EURIBOR + 6.010%)A B		EUR	1,750,000	1,816,128
CVC Cordatus Loan Fund DAC, 6.050%, Due 1/27/2031, 10A F, (3 mo. EUR EURIBOR + 6.050%)A B		EUR	1,000,000	994,429
Dryden 46 Euro CLO DAC, 6.210%, Due 4/15/2034, 2016 46A ER, (3 mo. EUR EURIBOR + 6.210%)A B		EUR	1,400,000	1,463,977
Dryden 56 Euro CLO DAC, 6.450%, Due 1/15/2032, 2017 56A F, (3 mo. EUR EURIBOR + 6.450%)A B		EUR	1,100,000	1,102,883
Dryden 62 Euro CLO DAC, 4.850%, Due 7/15/2031, 2017 62X E, (3 mo. EUR EURIBOR + 4.850%)B C		EUR	1,000,000	1,024,063
E-Carat SA, 1.802%, Due 12/20/2028, 10FR E, (1 mo. EUR EURIBOR + 2.350%)B C		EUR	426,678	472,736
Harvest CLO DAC,
3.950%, Due 5/11/2032, 17X DR, (3 mo. EUR EURIBOR + 3.950%)B C		EUR	500,000	541,321
8.310%, Due 10/20/2032, 23A F, (3 mo. EUR EURIBOR + 8.310%)A B		EUR	1,100,000	1,106,278
Madison Park Euro Funding DAC,
4.860%, Due 2/15/2031, 11A EN, (3 mo. EUR EURIBOR + 4.860%)A B		EUR	1,000,000	1,026,849
6.110%, Due 7/15/2035, 9A ER, (3 mo. EUR EURIBOR + 6.110%)A B		EUR	1,000,000	1,034,909
Man GLG Euro CLO DAC, 8.750%, Due 1/15/2030, 2X F, (3 mo. EUR EURIBOR + 8.750%)B C		EUR	200,000	206,560
Milltown Park CLO DAC, 4.820%, Due 1/15/2031, 1X D, (3 mo. EUR EURIBOR + 4.820%)B C		EUR	1,000,000	1,034,739
Penta CLO DAC,
6.040%, Due 7/25/2036, 2021 9A E, (3 mo. EUR EURIBOR + 6.040%)A B		EUR	1,000,000	1,032,519
8.740%, Due 7/25/2036, 2021 9A F, (3 mo. EUR EURIBOR + 8.740%)A B		EUR	1,000,000	1,006,172
Providus CLO DAC,
5.250%, Due 7/15/2031, 2X E, (3 mo. EUR EURIBOR + 5.250%)B C		EUR	545,000	583,198
6.110%, Due 5/20/2034, 6A E, (3 mo. EUR EURIBOR + 6.110%)A B		EUR	1,750,000	1,813,479
Rockfield Park CLO DAC, 5.950%, Due 7/16/2034, 1A D, (3 mo. EUR EURIBOR + 5.950%)A B		EUR	1,500,000	1,538,605
RRE 5 Loan Management DAC, 6.350%, Due 1/15/2037, 5A DR, (3 mo. EUR EURIBOR + 6.350%)A B		EUR	1,000,000	1,071,027
Segovia European CLO DAC, 5.130%, Due 10/18/2031, 2018-5A, (3 mo. EUR EURIBOR + 5.130%)A		EUR	1,190,000	1,170,806
Voya Euro CLO DAC,
6.410%, Due 10/15/2030, 1X F, (3 mo. EUR EURIBOR + 6.410%)B C		EUR	1,100,000	1,107,661
7.900%, Due 4/15/2033, 3X F, (3 mo. EUR EURIBOR + 7.900%)B C		EUR	1,300,000	1,309,739
6.160%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)A B		EUR	1,750,000	1,841,405

Total Asset-Backed Obligations (Cost $31,929,005)				28,478,012

U.S. TREASURY OBLIGATIONS - 13.74%
United States Treasury Note/Bond,
0.125%, Due 11/30/2022	$		6,160,000	6,112,356
0.125%, Due 4/30/2023			7,980,000	7,840,038
0.125%, Due 5/31/2023			18,770,000	18,393,867

Total U.S. Treasury Obligations (Cost $32,871,473)				32,346,261

	Shares
SHORT-TERM INVESTMENTS - 0.84% (Cost $1,967,959)
Investment Companies - 0.84%
American Beacon U.S. Government Money Market Select Fund, 0.10%G H			1,967,959	1,967,959

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 97.05% (Cost $245,168,646)	$228,530,237
OTHER ASSETS, NET OF LIABILITIES - 2.95%	6,953,132

TOTAL NET ASSETS - 100.00%	$235,483,369

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $74,883,123 or 31.80% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2022.

C

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

D	Perpetual maturity. The date shown, if any, is the next call date.
E

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at March 31, 2022. The maturity date disclosed represents the final maturity date.

F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

GILT - Bank of England Bonds.

ICE - Intercontinental Exchange.

IP - Intellectual Property.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

ULC – Unlimited Liability Company.

Centrally Cleared Swap Agreements Outstanding on March 31, 2022:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Payment Frequency	Expiration Date	Curr	Notional Amount (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	1-Day GBP-SONIA	0.95	Annually	11/16/2032	GBP	18,700	$—	$1,651,383	$1,651,383

							$—	$1,651,383	$1,651,383

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	186,031	USD	185,921	4/6/2022	SSB	$110	$—	$110
GBP	209,803	USD	210,039	4/6/2022	SSB	—	(236)	(236)
EUR	639,643	USD	628,932	4/6/2022	SSB	10,711	—	10,711
EUR	855,505	USD	849,936	4/6/2022	SSB	5,569	—	5,569
USD	74,601,763	EUR	76,116,964	4/6/2022	SSB	—	(1,515,201)	(1,515,201)
USD	57,035,550	GBP	56,954,465	4/6/2022	SSB	81,085	—	81,085
USD	498,946	EUR	500,753	4/6/2022	SSB	—	(1,807)	(1,807)
USD	384,833	GBP	383,941	4/6/2022	SSB	892	—	892
USD	298,813	EUR	299,182	4/6/2022	SSB	—	(369)	(369)
USD	271,711	GBP	270,642	4/6/2022	SSB	1,069	—	1,069

						$99,436	$(1,517,613)	$(1,418,177)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Other Abbreviations:

SONIA	Sterling Overnight Index Average.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2022, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$27,634,528	$—	$27,634,528
Foreign Convertible Obligations	—	245,384	—	245,384
Foreign Corporate Obligations	—	132,126,587	—	132,126,587
Foreign Sovereign Obligations	—	5,731,506	—	5,731,506
Asset-Backed Obligations	—	28,478,012	—	28,478,012
U.S. Treasury Obligations	—	32,346,261	—	32,346,261
Short-Term Investments	1,967,959	—	—	1,967,959

Total Investments in Securities - Assets	$1,967,959	$226,562,278	$—	$228,530,237

Financial Derivative Instruments - Assets
Swap Contract Agreements	$—	$1,651,383	$—	$1,651,383
Forward Foreign Currency Contracts	—	99,436	—	99,436

Total Financial Derivative Instruments - Assets	$—	$1,750,819	$—	$1,750,819

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(1,517,613)	$—	$(1,517,613)

Total Financial Derivative Instruments - Liabilities	$—	$(1,517,613)	$—	$(1,517,613)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of March 31, 2022, the Trust consists of twenty-eight active series, six of which are presented in this filing: American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The American Beacon ARK Transformational Innovation Fund, American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are “non-diversified” as defined by the Investment Company Act. American Beacon TwentyFour Strategic Income Fund and American Beacon SSI Alternative Income Fund are “diversified” as defined by the Investment Company Act. The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

evaluating the Valuation Rule and its effect on the Funds.

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$48,893,839	$18,140,899	$33,672,101	$51,813,000

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each tax period remains open for four years and is subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2022 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$738,512,178	$26,719,445	$(278,788,167)	$(252,068,722)
Shapiro Equity Opportunities	247,352,319	28,281,390	(10,124,282)	18,157,108
Shapiro SMID Cap Equity	14,843,851	1,115,473	(809,660)	305,813
SSI Alternative Income	154,569,341	5,831,100	(7,045,345)	(1,214,245)
TwentyFour Strategic Income	245,168,646	712,327	(17,350,736)	(16,638,409)
TwentyFour Sustainable Short Term Bond	13,990,207	107,217	(544,137)	(436,920)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at June 30, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of June 30, 2021, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
TwentyFour Strategic Income	$4,291,233	$8,883,773
TwentyFour Sustainable Short Term Bond	23,107	—

As of June 30, 2021, the ARK Transformational Innovation Fund, Shapiro Equity Opportunities Fund, Shapiro SMID Cap Equity Fund and SSI Alternative Income Fund did not have any capital loss carryforwards.